Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Product sales		¥ 3,061	$ 444	¥ 6,616
Sourcing services		4,428	642	1,394		1,464
Battery-swapping services		307	45
Total net revenues		7,796	1,131	8,010		1,464
Cost of revenues		(5,137)	(745)	(5,137)
Gross profit		2,659	386	2,873		1,464
Operating expenses:
Sales and marketing expenses		(2,041)	(296)	(4,862)		(3,007)
General and administrative expenses		(37,714)	(5,468)	(37,588)		(14,069)
Research and development expenses		(9,352)	(1,356)	(5,374)		(111)
Allowance for doubtful accounts		(9,801)	(1,421)			(289)
Total operating expenses		(58,908)	(8,541)	(47,824)		(17,476)
Operating loss		(56,249)	(8,155)	(44,951)		(16,012)
Interest income		49	7	437		436
Interest expenses		(764)	(111)	(696)		(532)
Other income		3,206	465	3,026		9,750
Other expenses		(3,904)	(566)	(4,298)		(172)
Loss before income taxes		(57,662)	(8,360)	(46,482)		(6,530)
Income tax expenses		(5)	(1)	(2,582)
Net loss		(57,667)	(8,361)	(49,064)		(6,530)
Less: Net loss attributable to non-controlling interests		(11,746)	(1,703)	(7,665)		(1,020)
Net loss attributable to the Company’s shareholders and total comprehensive loss		¥ (45,921)	$ (6,658)	¥ (41,399)		¥ (5,510)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.92)	$ (0.13)	¥ (0.83)	[1]	¥ (0.11)	[1]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	[1]	50,000,000	50,000,000	50,000,000		50,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).